Digital Assets (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($) BTC USDT	Jun. 30, 2025 USD ($) BTC USDT	Dec. 31, 2024 USD ($)
BTC [Member]
Digital Assets [Line Items]
Crypto units | BTC	12	12
Fair value	$ 1,285,600	$ 1,285,600
Recognized an increase in fair value of BTC	$ 19,000	$ 19,000
USDT [Member]
Digital Assets [Line Items]
Crypto units | USDT	1	1
Fair value	$ 83,100	$ 83,100
Recognized an increase in fair value of BTC		$ 636,300